Organisation and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organisation and Business
1.	ORGANISATION AND BUSINESS

Legend International Holdings, Inc. ("the Company” or “Legend”) was incorporated under the laws of the State of Delaware on January 5, 2001.

Following a change of management in November 2004, the Company developed a new plan of operations for fiscal 2006, which is to engage in mineral exploration and development activities.  The Company's business plan calls for the identification of mineral properties where it can obtain secure title to exploration, development and mining interests. The Company’s preference is to identify large mineral deposits with low operating costs. In July 2006, the Company completed the acquisition of certain diamond mining tenements in Northern Australia. Since that time, the Company has identified that those mining tenements in Northern Australia also have potential for uranium and base metals. In November 2007, the Company acquired mining tenements prospective for phosphate in the State of Queensland, Australia.

During the economic downturn of 2008, Legend also decided that part of the Company’s strategy should be to invest into undervalued mining projects should opportunities arise. This investment would not detract from Legend’s primary goal of developing the Phosphate Project and had the aim of diversifying interests to dilute the effect of identified potential project risks. This was seen as necessary by the Company due to the obviously volatile and unpredictable nature of the commodity markets at the time. Some of these investments include taking a major stake in Merlin Diamonds Ltd (MED) which controls the Merlin Diamond Mine and included MED’s 31.90% interest in Top End Minerals Ltd and an investment in Northern Capital Resources Corporation which controlled gold and zinc assets in Nova Scotia, Canada. These are outlined in further detail below.

Legend had been an exploration stage company between August 2006 and February 2011.

Effective March 1, 2011, Legend is reporting as a development stage company. During February 2011, the Company announced its maiden mineral reserve for its 100% owned Paradise South phosphate project. In accordance with SEC Industry Guide 7, as a result of establishing mineral reserve estimates, Legend has entered into the development stage for this project as it engages in the process of preparing the mineral deposit for extraction, while it continues with its various other exploration activities. Management considers the phosphate business as its main focus of operations and plans to devote a majority of its resources to this area. As a result of establishing the phosphate mineral reserve estimates, the Company will account for development expenditure by capitalizing such costs. Exploration costs incurred on the Company’s other activities will be written off as incurred to the consolidated statements of comprehensive loss.

Legend has been focused on the development of mining, beneficiation and processing of its 100% owned phosphate mineral reserves near Mount Isa in northwest Queensland whilst continuing its exploration activities. Legend has a phased implementation plan to become one of the world's leading suppliers of phosphate fertilizer. The phased implementation plan involves independent development of a direct shipping ore (“DSO”) project, beneficiation project and a fertilizer complex project. The development of these projects is dependent on the phosphate fertilizer market and access to project finance.

On February 13, 2012, the Company announced the restructuring of its phosphate assets in order to facilitate the financing of its 100% owned Paradise phosphate project. This first step involved a transfer of all Legend’s phosphate assets into a 100% owned subsidiary of Legend named Paradise Phosphate Limited (“Paradise”); the issue of 100 million ordinary shares (100% of the issued shares of Paradise) by Paradise to Legend; and funding via a A$10,000,000 convertible note facility (“Convertible Note Agreement”) which was injected into Paradise through Acorn, an Australian financial institution. The intention was that the A$10,000,000 would convert into equity in the subsidiary upon a successful initial public offering (“IPO”) and listing of the subsidiary on ASX within 12 months of the note issue date. Paradise did not proceed with the IPO and listing on ASX due to market conditions and the advanced state of discussions with strategic partners at the time. Legend anticipated that by using an Australian subsidiary it was better placed to lift the profile of the world quality phosphate assets, provide a stronger trading platform that will help maximize its value and enable further capital raising to support the development of phosphate rock production and subsequent value added products.

The convertible note facility of A$10,000,000 to Paradise was repayable 12 months from the completion date of the agreement, subsequently extended to March 10, 2013. The notes bear interest at the nominal rate of 10% per annum (the actual amount of effective interest depends upon the event that triggers repayment). Funds received under the convertible note facility were used to progress the project, its development, production and ultimately the export of phosphate rock from the phosphate deposits. The notes were secured by a security interest in the phosphate assets and in the shares in Paradise. The note agreement calls for an adjustment to the repayment factor if Paradise did not complete the public offering as defined. Acorn agreed to extend the repayment date for 2 months under certain conditions including the finalization of a term sheet for an off-take agreement prior to March 10, 2013. Paradise has entered into a term sheet with a third party and the repayment date has been extended to May 10, 2013. On April 29, 2013, Paradise repaid the convertible note (see note 15 to the financial statements).

Since January 1, 2013, Legend has placed 142.5 million shares of common stock to  third parties at a price of US$0.05 per share to raise US$7.5 million. At June 30, 2013 placement has been completed for 142.5 million shares raising US$7,125,000; and (ii) that it intends to undertake a rights issue of shares to all Legend shareholders, on a pro-rate basis at a price of US$0.05. If fully subscribed, the rights issue will raise approximately US$20,000,000. On January 18, 2013, Legend announced that it had entered into an agreement with a third party to sell 24,000,000 ordinary shares (approximately 13.6%) in MED at a price of A$0.21 per share for a total consideration of A$5,040,000, and on March 12, 2013, it entered into two further contracts to sell a total of 35,000,000 ordinary shares (approximately 19.9%) in MED at a price of A$0.22 per share. Legend closed these transactions in March 2013 and as at June 30, 2013 holds a 0.28% interest in MED.

The Company has historically funded its activities from funds provided by capital raising through the issuance of its shares and from advances from affiliated entities. The Company has in place a planning and budgeting process to help determine the funds required to support the Company's operating requirements and its exploration and development plans. Based on this process and the amount of the Company's cash and other current assets as of June 30, 2013, management believes that the Company has sufficient operating liquidity to sustain its activities through 2013. However, as the Company has not yet commenced income producing activities, it will continue to seek opportunities to raise additional funds from capital raising efforts through the issuance of its shares, funding from affiliated entities as may be available, debt facilities and other financing arrangements until such time as the Company can commence revenue producing activities.

As future development and exploration activities will require additional financing, the Company is pursuing varying strategies to accomplish this including obtaining third parties to take an ownership interest in or to provide financing for the anticipated development activities related to the phosphate project, as well as capital raising through share issuances. In the event the Company is unsuccessful in raising such additional capital, it may not be able to continue active operations.

The financial statements presented herein have been prepared on a consolidated basis to include the accounts of Legend, its wholly owned subsidiaries Paradise Phosphate Limited, Teutonic Minerals Pty Ltd, Legend International Holdings Limited, Legend Diamonds Pty Ltd and Alexya Pty Ltd through June 30, 2013.  Following closing, on March 26, 2013 the Company lost its control in MED.  As a result, at March 26, 2013 Legend de-consolidated the operations of MED. All intercompany balances and transactions have been eliminated in consolidation.

The Company's consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, Legend has incurred net losses since its inception. Notwithstanding the losses since inception, the Company has been able to continue to raise capital to fund its operations.

1.	ORGANISATION AND BUSINESS

Legend International Holdings, Inc. ("the Company” or “Legend”) was incorporated under the laws of the State of Delaware on January 5, 2001.

Following a change of management in November 2004, the Company developed a new plan of operations for fiscal 2006, which is to engage in mineral exploration and development activities.  The Company's business plan calls for the identification of mineral properties where it can obtain secure title to exploration, development and mining interests. The Company’s preference is to identify large minerals deposits with low operating costs. In July 2006, the Company completed the acquisition of certain diamond mining tenements in Northern Australia. In November 2007, the Company acquired mining tenements prospective for phosphate in the State of Queensland, Australia.

During the economic downturn of 2008, Legend also decided that part of the Company’s strategy should be to invest into undervalued mining projects should opportunities arise. This investment would not detract from Legend’s primary goal of developing the Phosphate Project and had the aim of diversifying interests to dilute the effect of identified potential project risks.  This was seen as necessary by the Company due to the obviously volatile and unpredictable nature of the commodity markets at the time. Some of these investments included taking a major stake in Merlin Diamonds Ltd (“MED”) (formerly North Australian Diamonds Limited) which controls the Merlin diamond mine and includes MED’s current 31.14% interest in Top End Minerals Ltd (“TEM”) and an investment in Northern Capital Resources Corporation (“NCRC”) which controls gold and zinc assets in Nova Scotia, Canada through investments (direct and indirect) in Golden River Resources Corporation (“GRR”) and Acadian Mining Corporation (“Acadian”). These are outlined in further detail below.

Legend had been an exploration stage company between August 2006 and February 2011.

Effective March 1, 2011, Legend is reporting as a development stage company. During February 2011, the Company announced its maiden mineral reserve for its 100% owned Paradise South phosphate project. In accordance with SEC Industry Guide 7, as a result of establishing mineral reserve estimates, Legend has entered into the development stage for this project as it engages in the process of preparing the mineral deposit for extraction, while it continues with its various other exploration activities. Management considers the phosphate business as its main focus of operations and plans to devote a majority of its resources to this area. As a result of establishing the phosphate mineral reserve estimates, the Company accounts for development expenditure by capitalizing such costs. Exploration costs incurred on the Company’s other activities is written off as incurred to the consolidated statements of comprehensive loss. Legend is focused on the development of mining, beneficiation and processing of its 100% owned phosphate mineral reserves near Mount Isa in northwest Queensland whilst continuing its exploration activities. Legend has a phased implementation plan to become one of the world's leading suppliers of phosphate fertilizer.

The Company has historically funded its activities from funds provided by capital raising through the issuance of its shares and from advances from affiliated entities. The Company has in place a planning and budgeting process to help determine the funds required to support the Company's operating requirements and its exploration and development plans. Based on this process and the amount of the Company's cash and other current assets as of December 31, 2012, management believes that the Company has sufficient operating liquidity to sustain its activities through 2013. However, as the Company has not yet generated income producing activities, it will continue to seek opportunities to raise additional funds from capital raising efforts through the issuance of its shares, funding from affiliated entities as may be available, debt facilities and other financing arrangements until such time as the Company can commence revenue producing activities.

As future development and exploration activities will require additional financing, the Company is pursuing varying strategies to accomplish this including obtaining third parties to take an ownership interest in or to provide financing for the anticipated development activities related to the phosphate project, as well as capital raising through share issuances. In the event the Company is unsuccessful in raising such additional capital, it may not be able to continue active operations.

The financial statements presented herein have been prepared on a consolidated basis to include the accounts of Legend, its subsidiaries MED, Paradise Phosphate Limited (“Paradise”), Teutonic Minerals Pty Ltd and Alexya Pty Ltd. All intercompany balances and transactions have been eliminated in consolidation.

The Company's consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, Legend has incurred net losses since its inception. Notwithstanding the losses since inception, the Company has been able to continue to raise capital to fund its operations.

Other than the arrangements noted above, the Company has not confirmed any other arrangement for ongoing funding.  The Company’s ability to continue operations through fiscal 2013 is dependent upon future funding from capital raisings, or its ability to commence revenue producing operations and positive cash flows.